Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options for the years ended December 31, 2016 and 2017 and for the period from January 1, 2018 to April 29, 2018 was as follows:

	For the Year Ended December 31				For the Period from January 1, 2018
	2016		2017		to April 29, 2018
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	252,607	$26.6	210,795	$27.3	135,961	$30.2
Options forfeited	(6,056)	34.6	(5,407)	36.3	(1,692)	36.3
Options expired	-	-	(1,790)	21.1	-	-
Options exercised	(35,756)	20.9	(67,637)	21.0	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	-	-	-	-	(113,712)	30.9

Balance, end of period	210,795	27.3	135,961	30.2	-	-

Options exercisable, end of period	123,007	20.8	85,642	26.5	-	-

Summary of Outstanding Share Options

Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2017
ASE 4th share options	$ 20.4-22.6	2.5
ASE 5th share options	36.5	7.7

December 31, 2018
ASE 4th share options	40.8-45.2	1.5
ASE 5th share options	73.0	6.7
The Company 1st share options	56.4	9.9

ASE Mauritius Inc. option plan [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	28,470	$1.7	28,470	$1.7
Options forfeited	-	-	(250)	1.7
Options expired	-	-	(28,220)	1.7

Balance at December 31	28,470	1.7	-	-

Options exercisable, end of year	28,470	1.7	-	-

USIE option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	29,695	$2.1	25,933	$2.2	25,556	$2.2
Options exercised	(3,762)	2.0	(377)	1.9	(8,845)	2.2

Balance at December 31	25,933	2.2	25,556	2.2	16,711	2.1

Options exercisable, end of year	25,933	2.2	25,556	2.2	16,711	2.1

Summary of Outstanding Share Options

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2017
1st share options	$1.5	3.0
2nd and 3rd share options	2.4-2.9	2.9

December 31, 2018
1st share options	1.5	2.0
2nd and 3rd share options	2.4-2.9	2.1

New shares reserved for subscription by employees under cash capital increase [member]
Statement [LineItems]
Summary of Information About Share Options

Information about ASE’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended 2017	30,000
Options exercised for the year ended 2017	25,164
Fair value of options granted (NT$ per share)	$2.80

Summary of Inputs Related to Fair Value of Share Options

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility	27.15%
Expected lives	47 days
Expected dividend yield	-
Risk free interest rate	0.37%

Trinomial tree model [member]
Statement [LineItems]
Summary of Inputs Related to Fair Value of Share Options
d.	Fair value of share options granted by the Company in 2018 were measured at the grant date by using the trinomial tree model, and the inputs to the model were as follows:

Share price at the grant date	NT$58.80 per share
Exercise price	NT$56.40 per share
Expected volatility	27.77%-28.86%
Expected lives	4.8 years-7.0 years
Expected dividend yield	-
Risk free interest rate	0.73%-0.80%

USISH option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at January 1	26,627	$15.5	24,997	$15.5	22,341	$15.5
Options forfeited	(1,630)	15.5	(2,656)	15.5	(804)	15.5

Balance at December 31	24,997	15.5	22,341	15.5	21,537	15.5

Options exercisable, end of year	-	-	8,896	15.5	12,884	15.5

Joint share exchange agreement [member] | ASE Inc. option plans [member]
Statement [LineItems]
Summary of Information About Share Options

Starting from April 30, 2018, information about the share option plans that the Company granted and assumed was as follows:

	For the Period from April 30, 2018 to December 31, 2018
		Weighted Average
	Number of	Exercise Price
	Options	Per Share
	(In Thousands)	(NT$)

Balance, beginning of period	-	$-
Transferred from ASE	56,856	61.7
Options granted	131,863	56.4
Options forfeited	(1,582)	71.5
Options exercised	(3,323)	43.6

Balance, end of period	183,814	58.1

Options exercisable, end of period	36,354	58.1

Fair value of options granted (NT$)	$16.28-19.12